Other Income - Schedule of Other Income (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Schedule of Other Income [Abstract]
Rental income			$ 69,036	$ 87,597
Interest income	120,791	93,685	166,379	128,439
Dividend income			26,119	60,487
Gain on disposal of property and equipment	832,860	645,966	1,200	6,250
Realized gain on disposal of other investment			12,157	366
Fair value gain on other investment			604	6,744
Gain on lease modification				28,338
Foreign exchange gain	4,967	3,853		41,989
Miscellaneous income			21,495	355,361
Others – other income	27,213	21,107
Total	$ 985,831	$ 764,611	$ 296,990	$ 715,571